PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of components of property and equipment
	December 31,
	2015	2014
Land	$1,829,738	$1,829,738
Buildings and improvements	10,001,146	9,997,562
Furniture and equipment	2,362,143	2,296,531
	14,193,027	14,123,831
Less accumulated depreciation	(4,321,587)	(3,743,521)

	$9,871,440	$10,380,310